Loans (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 751,218,462	$ 747,050,011	$ 716,321,321
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	48,107,448	55,684,492
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	10,665,938	6,210,953	8,421,884
Commercial Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	52,738,783	53,808,056	58,545,820
Residential Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	6,549,260	5,852,238	3,530,502
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	341,783,538	334,386,177	315,280,748
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	206,257,927	203,844,522
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	47,034,426	49,056,861	48,225,406
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	25,675,560	29,777,776
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 12,405,582	$ 8,428,936